Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 3,213	$ 83,227	$ 138,283
Prepaid expenses	0	6,670	15,848
Due from related party	31,849	31,849	31,849
Other receivable, net of reserve for credit losses	0	0	0
Marketable securities held in Trust Account	16,311,760	16,053,202	51,976,918
Total current assets		16,174,948	52,162,898
Total Assets	16,346,822	16,174,948	52,162,898
Current liabilities:
Accounts payable	387,846	330,180	132,349
Accrued expenses	1,149,007	968,615	471,830
Promissory note – related party	2,860,000	2,750,000	1,230,000
Accrued interest – related party	162,499	129,630	28,288
Deferred underwriting commissions	6,641,250	6,641,250	6,641,250
Total current liabilities		10,819,675	8,503,717
Total Liabilities	11,200,602	10,819,675	8,503,717
Commitments and Contingencies (Note 7)
Class A ordinary shares	16,311,760	16,053,202	51,976,918
Shareholders' Deficit:
Preference shares	0	0	0
Additional paid-in capital	1,672,564	0	0
Accumulated deficit	(12,838,578)	(10,698,403)	(8,318,211)
Total Shareholders' Deficit	(11,165,540)	(10,697,929)	(8,317,737)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	16,346,822	16,174,948	52,162,898
Common Class A [Member]
Shareholders' Deficit:
Ordinary shares	474	474	474
Common Class B [Member]
Shareholders' Deficit:
Ordinary shares	$ 0	$ 0	$ 0